Schedule of reconciles the Level 3 derivative financial liabilities (Details) - Level 3 of fair value hierarchy [member] - USD ($)	3 Months Ended	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Balance at beginning of period	$ 5,514,130	$ 7,716,025
Initial recognition of derivative liabilities		5,213,176
Settlements and exercises	(3,223,938)	4,286,633
Settlements and exercises	3,223,938	(4,286,633)
Fair value loss recognized in profit or loss	13,262,586	6,910,210
Balance at end of period	$ 15,552,778	$ 15,552,778